Commitments and contingent liabilities - Additional information (Details) £ in Thousands			3 Months Ended		6 Months Ended
	Oct. 05, 2021 USD ($)	Aug. 17, 2021 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Commitments outstanding			£ 81		£ 81
Grant funding			182	£ 362	199	£ 993
Exscientia GmbH (which was formally known as Allcyte GmbH)
Disclosure of attribution of expenses by nature to their function [line items]
Grant funding		£ 2,485
Borrowings		£ 353
Gates Foundation
Disclosure of attribution of expenses by nature to their function [line items]
Commitment | $	$ 70,000,000
Commitment, term	4 years
Commitment costs incurred			11,075		11,075		£ 9,697
Commitments outstanding			£ 40,411		£ 40,411		£ 41,789